Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock par or stated value per share	$ 0.01
Common stock shares authorized unlimited	unlimited
Common stock shares authorized			70,040,242
Common stock shares issued	186,459,124		70,040,242
Common stock shares outstanding			70,040,242
Temporary equity par or stated value per share			$ 0.0001
Temporary equity shares authorized	0		218,561,319
Temporary equity shares issued	0		218,561,319
Temporary Equity, Shares Outstanding	0		218,561,319
MAVEN TOPCO LIMITED [Member]
Common stock par or stated value per share		$ 0.01	$ 0.01
Common stock shares authorized			1,873,423	1,873,423
Common stock shares issued			1,873,423	1,873,423
Common stock shares outstanding			1,873,423	1,873,423
Temporary equity par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares authorized		218,561,319	218,561,319	218,561,319
Temporary equity shares issued		218,561,319	218,561,319	218,561,319
Temporary Equity, Shares Outstanding		218,561,319	218,561,319	218,561,319
Common Stock Class A One | MAVEN TOPCO LIMITED [Member]
Common stock par or stated value per share			$ 0.01	$ 0.01
Common stock shares authorized		1,568,702	1,568,702	1,568,702
Common stock shares issued		1,568,702	1,568,702	1,568,702
Common stock shares outstanding		1,568,702	1,568,702	1,568,702
Common Stock Class A Two | MAVEN TOPCO LIMITED [Member]
Common stock par or stated value per share			$ 0.01	$ 0.01
Common stock shares authorized		158,778	158,778	158,778
Common stock shares issued		158,778	158,778
Common stock shares outstanding		158,778	158,778	158,778
Common Stock Class A Three | MAVEN TOPCO LIMITED [Member]
Common stock shares authorized		145,943	145,943	145,943
Common stock shares issued		145,943	145,943
Common stock shares outstanding		145,943	145,943	145,943
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001
Common stock shares authorized	22,500,000		0
Common stock shares issued	18,500,000		0
Common stock shares outstanding	18,500,000		0